T. ROWE PRICE Retirement 2040 Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 7.0%
T. Rowe Price Funds:
New Income Fund  390,278 16,613 54,339 41,294,857 346,877
U.S. Treasury Long-Term Index
Fund  184,529 14,320 6,687 20,944,465 185,358
International Bond Fund (USD
Hedged)  143,961 905 20,035 13,726,355 122,576
Dynamic Global Bond Fund  117,128 937 24,848 9,450,723 93,090
High Yield Fund  71,576 1,088 9,479 10,696,652 60,864
Emerging Markets Bond Fund  25,684 5,491 539 3,380,857 28,568
Limited Duration Inflation
Focused Bond Fund  136,995 5,013 145,582 57,704 296
Total Bond Mutual Funds (Cost $954,714) 837,629
EQUITY MUTUAL FUNDS 89.3%
T. Rowe Price Funds:
Value Fund  2,393,119 847 281,584 45,720,939 1,907,477
Growth Stock Fund (2) 1,730,970 81,858 35,107 23,918,565 1,729,073
Equity Index 500 Fund  1,265,774 57,190 102,824 10,579,702 1,102,828
Overseas Stock Fund  937,501 56,392 19,382 81,569,263 867,081
International Value Equity Fund  1,017,728 358 125,331 59,415,030 777,149
International Stock Fund  820,079 8,086 36,265 45,212,183 737,411
Real Assets Fund  506,287 84,238 24,498 37,887,099 510,339
Mid-Cap Growth Fund (2) 445,590 188 5,961 4,631,998 426,236
Mid-Cap Value Fund  487,239 174 27,506 13,443,337 422,121
U.S. Large-Cap Core Fund  250,374 162,388 4,950 13,040,130 399,028
U.S. Equity Research Fund  352,784 62,049 8,511 10,398,096 392,528
Emerging Markets Discovery
Stock Fund  363,142 7,422 4,723 27,310,414 343,019
Emerging Markets Stock Fund  355,658 132 20,293 8,822,447 315,491
Small-Cap Stock Fund  310,525 128 8,588 5,377,659 301,364
Small-Cap Value Fund  313,999 109 30,438 5,161,361 274,481
New Horizons Fund (2) 184,459 85 10,645 3,569,886 191,846
Total Equity Mutual Funds (Cost $7,926,702) 10,697,472
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,669 281,760 280,679 27,549 2,756
Total Other Mutual Funds (Cost $2,745) 2,756
T. ROWE PRICE Retirement 2040 Fund

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 306,034 573,823 437,561 442,295,684 442,296
Total Short-Term Investments (Cost $442,296) 442,296
Total Investments in Securities 100.0%
(Cost $9,326,457) $ 11,980,153
Other Assets Less Liabilities (0.0)% (2,799)
Net Assets 100.0% $ 11,977,354
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 405 MSCI EAFE Index contracts 9/22 36,999 $ (1,518)
Short, 165 Russell 2000 E-Mini Index contracts 9/22 (15,218) (883)
Long, 349 S&P 500 E-Mini Index contracts 9/22 69,041 1,478
Short, 834 U.S. Treasury Notes five year contracts 12/22 (92,424) 318
Net payments (receipts) of variation margin to date (119)
Variation margin receivable (payable) on open futures contracts $ (724)

T. ROWE PRICE Retirement 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 621 $ (127) $ 899
Emerging Markets Bond Fund  (15) (2,068) 463
Emerging Markets Discovery Stock Fund  450 (22,822) —
Emerging Markets Stock Fund  (2,028) (20,006) —
Equity Index 500 Fund  61,564 (117,312) 4,974
Growth Stock Fund  17,594 (48,648) —
High Yield Fund  (1,343) (2,321) 1,062
International Bond Fund (USD Hedged)  (1,820) (2,255) 853
International Stock Fund  (2,018) (54,489) —
International Value Equity Fund  (3,351) (115,606) —
Limited Duration Inflation Focused Bond Fund  (5,066) 3,870 —
Mid-Cap Growth Fund  2,039 (13,581) —
Mid-Cap Value Fund  4,052 (37,786) —
New Horizons Fund  (2,022) 17,947 —
New Income Fund  (4,392) (5,675) 2,476
Overseas Stock Fund  2,183 (107,430) —
Real Assets Fund  (593) (55,688) —
Small-Cap Stock Fund  248 (701) —
Small-Cap Value Fund  4,244 (9,189) —
Transition Fund  974 6 150
U.S. Equity Research Fund  (464) (13,794) —
U.S. Large-Cap Core Fund  650 (8,784) —
U.S. Treasury Long-Term Index Fund  (1,009) (6,804) 1,322
Value Fund  89,689 (204,905) —
U.S. Treasury Money Fund, 2.40% — — 1,622
Totals $ 160,187# $ (828,168) $ 13,821+

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $1,203 of the net realized gain (loss).
+ Investment income comprised $13,821 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2040 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2040 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement 2040 Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F143-054Q1 08/22